Share premium account	18 Months Ended
Oct. 31, 2018
Share premium account [Abstract]
Share premium account
32 Share premium account

	October 31, 2018		April 31, 2017		April 31, 2016
	$	’000	$	’000	$	’000
At May 1		192,145		190,293		16,087
Share placement issues		-				176,235
Share placement costs		-				(2,979)
Issue and redemption of B shares (note 31)		(156,683)		-		-
Movement in relation to share options exercised (note 35)		5,499		1,852		950
At October 31 / April 30		40,961		192,145		190,293